Investment In Joint Ventures And Associates Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)] - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Book value		₩ 417,051		₩ 439,012		₩ 643,861		₩ 648,436
Woori Blackstone Korea Opportunity Private Equity Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 57,544		₩ 211,757
Ownership				26.40%	[1]	26.40%
Net assets of associates(or joint ventures)				₩ 15,191		₩ 55,900
Intercompany transaction and others				98		144
Book value				15,289		56,044		100,436
Kumho Tire Co Inc
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,065,421	[2]	₩ 1,055,219	[3]	₩ 1,152,161	[3]
Ownership		14.20%	[4],[5]	14.20%	[4],[5]	14.20%
Net assets of associates(or joint ventures)		₩ 150,767		₩ 149,324		₩ 163,042
Cost-book value differential	[6]	48,459		48,459		48,459
Impairment	[7]	(102,843)
Intercompany transaction and others		2,550		2,549		2,549
Book value		98,933		200,332		214,051		224,829
Woori Service Networks Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,202	[2]	₩ 2,940		₩ 2,805
Ownership		4.90%	[8]	4.90%	[8]	4.90%
Net assets of associates(or joint ventures)		₩ 158		₩ 145		₩ 139
Book value		158		145		139		130
Korea Credit Bureau Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 56,181	[2]	₩ 53,923		₩ 50,884
Ownership		9.90%	[9]	9.90%	[9]	9.90%
Net assets of associates(or joint ventures)		₩ 5,568		₩ 5,344		₩ 5,043
Cost-book value differential	[6]	248		248		248
Book value		5,816		5,592		5,291		3,378
Korea Finance Security Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 23,454	[2]	₩ 22,503		₩ 24,738
Ownership		15.00%	[8]	15.00%	[8]	15.00%
Net assets of associates(or joint ventures)		₩ 3,519		₩ 3,376		₩ 3,711
Book value		3,519		3,376		3,711		4,272
United PF First corporate financial stability
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 1,057,935
Ownership						17.70%
Net assets of associates(or joint ventures)						₩ 187,538
Intercompany transaction and others						54
Book value						187,592		203,418
Chin Hung International Inc
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 81,686	[2]	₩ 65,387	[3]	₩ 68,132	[3]
Ownership		25.30%	[5],[10]	28.40%	[5],[10]	28.40%
Net assets of associates(or joint ventures)		₩ 20,671		₩ 18,593		₩ 19,374
Cost-book value differential	[6]	24,565		24,565		24,566
Intercompany transaction and others		(135)		(126)		(4)
Book value		45,101		43,032		43,935		28,491
Poonglim Industrial Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (168,154)	[2]	₩ (111,156)	[3]	₩ (58,065)	[3]
Ownership		29.40%	[11],[12],[13]	31.00%	[11],[12],[13]	30.70%
Net assets of associates(or joint ventures)		₩ (49,446)		₩ (34,463)		₩ (17,837)
Cost-book value differential	[6]	54,542		54,149		45,622
Impairment		(20,504)		(21,062)		(22,472)
Intercompany transaction and others		₩ 15,408		1,376
Book value						5,313
STX Engine Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[3]			₩ 95,784		₩ 123,969
Ownership		29.20%	[4],[5],[14]	29.20%	[4],[5]	29.20%
Net assets of associates(or joint ventures)				₩ 28,002		₩ 36,230
Cost-book value differential	[6]			14,954		14,927
Intercompany transaction and others				80		119
Book value				43,036		51,276		2,293
Samho Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 251,656		₩ 182,730
Ownership				7.80%	[5],[15]	7.80%
Net assets of associates(or joint ventures)				₩ 19,729		₩ 14,325
Book value				19,729		14,325		11,257
STX Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 51,890	[2]	₩ (250,018)		₩ 50,421
Ownership		19.70%	[4],[5],[16]	9.50%	[4],[5],[13]	15.00%
Net assets of associates(or joint ventures)		₩ 10,232		₩ (23,633)		₩ 7,552
Cost-book value differential		24,614	[6]	24,614	[6]	24,610
Impairment		(27,904)		(27,904)		(28,370)
Intercompany transaction and others		5		26,923		459
Book value		6,947				4,251		14,347
Osung LST Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 82,878
Ownership						11.10%
Net assets of associates(or joint ventures)						₩ 9,238
Cost-book value differential						35,597
Impairment						(33,839)
Intercompany transaction and others						(11)
Book value						10,985		18,482
Saman Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 28,506	[2]	₩ 36,205		₩ 31,636
Ownership		9.20%	[9]	9.20%	[9]	9.20%
Net assets of associates(or joint ventures)		₩ 2,619		₩ 3,326		₩ 2,911
Cost-book value differential	[6]	5,373		5,373		5,610
Impairment		(6,738)
Book value		1,254		8,699		8,521
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 119,648	[2]	₩ 56,846
Ownership		23.10%		23.10%
Net assets of associates(or joint ventures)		₩ 27,611		₩ 13,118
Book value		27,611		13,118
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 32,435	[2]	₩ 8,751
Ownership		20.00%		20.00%
Net assets of associates(or joint ventures)		₩ 6,487		₩ 1,750
Intercompany transaction and others		353		50
Book value		6,840		1,800
K BANK Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 243,149	[2]	₩ 234,173
Ownership	[9]	13.80%		13.00%
Net assets of associates(or joint ventures)		₩ 31,535		₩ 30,442
Intercompany transaction and others		200
Book value		31,735		30,442
Woori Renaissance Holdings Inc
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 100,708		₩ 67,203
Ownership				51.60%	[17]	51.60%
Net assets of associates(or joint ventures)				₩ 51,965		₩ 34,677
Impairment				(6,441)		(6,441)
Intercompany transaction and others				8,898		8,885
Book value				54,422		37,121		36,019
Woori Columbus First Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 305		₩ 67,904
Ownership				0.20%	[18]	1.90%
Net assets of associates(or joint ventures)				₩ 6		₩ 1,304
Cost-book value differential	[6]					6
Intercompany transaction and others				₩ (6)		(4)
Book value						₩ 1,306		₩ 1,084
Smart Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[2]	₩ 14,660
Ownership	[19]	20.00%
Net assets of associates(or joint ventures)		₩ 2,932
Book value		2,932
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[2]	₩ 11,828
Ownership	[19]	25.00%
Net assets of associates(or joint ventures)		₩ 2,957
Book value		2,957
Well to Sea No.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[2]	₩ 364,909
Ownership	[19]	50.00%
Net assets of associates(or joint ventures)		₩ 182,366
Intercompany transaction and others		(57)
Book value		182,309
Nomura-Rifa Private Real Estate Investment Trust No.17
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[2]	₩ 3,758
Ownership	[19]	25.00%
Net assets of associates(or joint ventures)		₩ 939
Book value		₩ 939

[1]	It has been removed from the list of associated companies as it was liquidated during the current period.
[2]	The net asset amount is after reflecting debt-equity swap and others
[3]	The net asset amount is after considering preferred stocks and others.
[4]	The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates.
[5]	The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won).
[6]	It is attributed as the difference between the acquisition cost and the corresponding net asset when the Group acquired the associates.
[7]	The Group recognized 102,843 million of impairment loss on the investment due to a significant and prolonged decline in the stock price of the investment below its book value.
[8]	Most of the significant business transactions of associates are with the Group as of December 31, 2016 and 2017.
[9]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
[10]	Due to consolidation of stocks and debt-equity swap, the Group’s number of holding shares and ownership ratio have decreased.
[11]	As the carrying amounts of certain investments in associates had been reduced to zero, the Group discontinued the use of the equity method in accounting for those investments, and unrecognized losses due to the restricted application of equity method amount to 612 million Won and 16,344 million Won as of December 31, 2016 and 2017, respectively.
[12]	The Group has sold a part of shares of the associates so the number of shares holding has decreased during the years ended December 31, 2017.
[13]	The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
[14]	The shares of STX Engine Co., Ltd. owned by the Group were reclassified as assets held for sale, as the creditor financial institutions committee entered into a contract with UAMCO.,Ltd during the current period to sell STX Engine Co., Ltd. shares.
[15]	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
[16]	Due to debt-equity swap capital stock, the Group ownership ratio has increased during the years ended December 31, 2017.
[17]	The Group owns over 50% ownership as of December 31, 2016. However, the investment in this entity was accounted for using equity method as the ownership and related contracts meet the definition of joint arrangement under IFRS 11 Joint Arrangements. As of December 31, 2017 the entity has been excluded from the range of associates as liquidated.
[18]	As a general partner of Woori Columbus 1st Private Equity Fund, the Group had significant influence over the entity’s operational and financial policy making process, including participating in making decision of dividend or other distribution. As such, the investment in this entity was accounted for using equity method as of December 31, 2016. The Woori Columbus 1st Private Equity Fund has been removed from the list of associated companies as it was liquidated during the current period.
[19]	Due to capital contribution by the Group during the years ended December 31, 2017, the entities were included in the investment in associates.